INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 152,221	€ 73,683
Deferred tax liabilities	(113,474)	(82,208)
Net deferred tax assets/(liabilities)	38,747		€ 21,602
Net deferred tax assets/(liabilities)		(8,525)
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	95,209	16,445
Deferred tax liabilities	(96,179)	(77,334)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	57,012	57,238
Deferred tax liabilities	€ (17,295)	€ (4,874)